Schedule of Reconciliation of Class A Ordinary Shares (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Gross proceeds	$ 146,625,000	$ 143,750,000
Proceeds allocated to Public Warrants at issuance		(3,566,173)
Redeemable common stock issuance costs		(8,106,798)
NRA issuance cost	(1,011,984)
Redemption	(133,917,056)
Accretion of Carrying value to redemption value	2,223,874	14,547,971
Common stock subject to redemption	$ 13,919,834	$ 146,625,000